Significant Accounting Policies (Details) - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Significant Accounting Policies Details [Line Items]
Cash	$ 59,182	$ 183,019	$ 0
Aggregate of ordinary shares (in Shares)	11,500,000	11,500,000
Offering costs			$ 22,318
Underwriting commissions	$ 2,300,000	2,300,000
Deferred underwriting commissions	4,025,000	4,025,000
Other offering costs	$ 551,256	$ 551,256
Exercisable purchase (in Shares)	10,300,000	10,300,000
Corporate tax rate	23.00%	23.00%
IPO
Significant Accounting Policies Details [Line Items]
Ordinary shares of sold (in Shares)	11,500,000	11,500,000
Offering costs	$ 10,949,821	$ 10,949,821
Purchase Investors | Anchor Investors
Significant Accounting Policies Details [Line Items]
Incentives to anchor investors	$ 4,073,565	$ 4,073,565